Segment Information - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥) Segments
Disclosure of operating segments [line items]
Number of reportable segments | Segments	4
Impairment loss, employee benefits and other expenses	¥ 68,092
Cost of sales [member]
Disclosure of operating segments [line items]
Impairment loss, employee benefits and other expenses	56,590
Selling, general and administrative expenses [member]
Disclosure of operating segments [line items]
Impairment loss, employee benefits and other expenses	¥ 11,502